TAXES ON INCOME - Schedule of income before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 901.6	$ 897.4	$ 917.9
Foreign	74.0	30.9	31.7
Income before taxes on income	$ 975.6	$ 928.3	$ 949.6